Investment Securities (Securities Carried At Fair Value With Changes Recorded In Net Income - Amortized Cost And Fair Value Maturities) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Total debt securities carried at fair value with changes recorded in net income, Amortized Cost	$ 343.8
Total debt securities carried at fair value with changes recorded in net income, Fair Value	339.7
Non-Agency Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
After 5 but within 10 years, Amortized Cost	0.5
Due after 10 years, Amortized Cost	343.3
Total debt securities carried at fair value with changes recorded in net income, Amortized Cost	343.8
After 5 but within 10 years, Fair Value	0.5
Due after 10 years, Fair Value	339.2
Total debt securities carried at fair value with changes recorded in net income, Fair Value	$ 339.7
After 5 but within 10 years, Average Yield	9.80%
Due after 10 years, Average Yield	4.85%
Average Yield	4.85%